Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' Equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	59,249	5.5
Vesting of restricted share units	32,073	5.5
Dividend reinvestment plan	57,071	9.1
Balance at June 30, 2025	192,701,088	$5,789.2

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Cash dividends	$67.0	$60.3	$137.2	$119.2
DRIP dividends	5.9	9.3	9.1	19.8
	$72.9	$69.6	$146.3	$139.0